Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 343,727,886.00
Previously Paid Amount	0.00
Total Fee Amount	47,468.82
Total Offset Amount	0.00
Net Fee	$ 47,468.82